DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Tables)	9 Months Ended
Sep. 26, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of the ABL Facility, Term Loan Facility, OpCo Notes, and HoldCo Notes as of September 26, 2014 and December 27, 2013 were as follows (in thousands):

	September 26, 2014		December 27, 2013
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$81,000	$81,485	$115,000	$115,098
Term Loan Facility(1) (2)	347,443	343,026	—	—
OpCo Notes(1)	—	—	318,347	317,625
HoldCo Notes	365,000	378,688	365,000	398,763

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(1)
In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharged its remaining obligations thereunder.

(2)	As of September 26, 2014, the carrying amount of the Term Loan Facility included an unamortized original issue discount of $0.8 million.

Revenue from External Customers by Products and Services [Table Text Block]
The Company’s net sales by product category were as follows (in thousands):

	Three Months Ended		Nine Months Ended
Product Category(1)	September 26, 2014	September 27, 2013	September 26, 2014	September 27, 2013
JanSan	$197,801	$189,148	$574,063	$554,504
Plumbing	76,026	72,403	222,976	214,971
Hardware, tools and fixtures	38,081	34,428	109,204	98,407
HVAC	36,757	36,159	97,108	97,678
Electrical and lighting	23,598	22,656	66,960	63,773
Appliances and parts	26,507	23,727	69,718	62,039
Security and safety	18,743	17,878	53,830	52,150
Other	24,932	25,142	66,597	64,478
Net sales	$442,445	$421,541	$1,260,456	$1,208,000
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(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are     periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.